Deferred revenues and contract liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Text block1 [abstract]
Details of Deferred Revenues and Contract Liabilities
Details of deferred revenues and deferred income

	As of December 31, 2018	As of December 31, 2019
	$ in thousands
Deferred revenues and c ontract liab ilities	20,454	20,033
Others	299	—

Total Deferred revenue and contract liabilities	20,754	20,033